shark13f33111							shark13f33111
13F-HR
3/31/11
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 28-10744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  May 11, 2011

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    306768

                                                   FORM 13F INFORMATION TABLE
                             TITLE OF                     VALUE     SHARES/ SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS              CUSIP    x($1000)   PRN AMT PRN CALL DISCRETN  MANAGERS SOLE  SHARED   NONe
  --------------------       ------------       --------  -------   ------- -------- -------- --------  ------  ------ -----
ALLIANT TECHSYSTEMS INC	     COM	        018804104   2401     33971	SH	Sole	0	33971	0	0
AMKOR TECHNOLOGY INC	     COM	        031652100   2156    319941	SH	Sole	0	319941	0	0
APPLE INC	             COM	        037833100   3915     11234	SH	Sole	0	11234	0	0
AT&T INC	             COM	        00206R102   2970     97022	SH	Sole	0	97022	0	0
BED BATH & BEYOND INC        COM	        075896100   3265     67649	SH	Sole	0	67649	0	0
BENCHMARK ELECTRS INC	     COM	        08160H101   5634    296986	SH	Sole	0	296986	0	0
BLACKBOARD INC	             COM	        091935502    507     14000	CALL	Sole	0	0	0	0
CAMPBELL SOUP CO	     COM	        134429109   4458    134651	SH	Sole	0	134651	0	0
CARTER INC	             COM	        146229109   3379    118014	SH	Sole	0	118014	0	0
CISCO SYS INC	             COM	        17275R102   2398    139806	SH	Sole	0	139806	0	0
CRACKER BARREL OLD CTRY STOR COM	        22410J106   2518     51247	SH	Sole	0	51247	0	0
DIGITAL RLTY TR INC	     COM	        253868103  13314    229000	CALL	Sole	0	0       0	0
DOVER MOTORSPORTS INC	     COM	        260174107    596    298114	SH	Sole	0	298114	0	0
ENERGIZER HLDGS INC	     COM	        29266R108   1831     25735	SH	Sole	0	25735	0	0
EXXON MOBIL CORP	     COM	        30231G102   3309     39330	SH	Sole	0	39330	0	0
GENERAL DYNAMICS CORP	     COM	        369550108   3636     47491	SH	Sole	0	47491	0	0
INTERNATIONAL BUSINESS MACHS COM	        459200101   3809     23356	SH	Sole	0	23356	0	0
ISHARES TR	             DJ US REAL EST	464287739  38927    655336	SH	Sole	0	655336	0	0
ISHARES TR	             DJ US REAL EST	464287739  11880    200000	CALL	Sole	0	0	0	0
ISHARES TR	             RUSSELL 2000	464287655  29609    351779	SH	Sole	0	351779	0	0
JOHNSON & JOHNSON	     COM	        478160104   5679     95851	SH	Sole	0	95851	0	0
L-3 COMMUNICATIONS HLDGS INC COM	        502424104   4135     52808	SH	Sole	0	52808	0	0
LILLY ELI & CO	             COM	        532457108   5466    155417	SH	Sole	0	155417	0	0
MARINEMAX INC	             COM	        567908108    664     67391	SH	Sole	0	67391	0	0
MCKESSON CORP	             COM	        58155Q103   2042     25834	SH	Sole	0	25834	0	0
MEMC ELECTR MATLS INC	     COM	        552715104   3346    258173	SH	Sole	0	258173	0	0
METLIFE INC	             COM	        59156R108   4473    100000	SH	Sole	0	100000	0	0
MICROSOFT CORP	             COM	        594918104   2956    116408	SH	Sole	0	116408	0	0
MOLSON COORS BREWING CO	     CL B	        60871R209   6796    144941	SH	Sole	0	144941	0	0
NEUTRAL TANDEM INC	     COM	        64128B108   5006    339420	SH	Sole	0	339420	0	0
NEW ORIENTAL ED & TECH GRP I SPON ADR	        647581107  12759    127500	CALL	Sole	0	0       0	0
NEW ORIENTAL ED & TECH GRP I SPON ADR	        647581107   2302     23000	PUT	Sole	0	0 	0	0
NUANCE COMMUNICATIONS INC    COM	        67020Y100   5232    267600	CALL	Sole	0	0       0	0
ORACLE CORP	             COM	        68389X105   6964    208315	SH	Sole	0	208315	0	0
OSHKOSH CORP	             COM 	        688239201   2317     65500	SH	Sole	0	65500	0	0
PALL CORP	             COM	        696429307   2293     39799	SH	Sole	0	39799	0	0
PEPSICO INC 	             COM	        713448108  10435    162012	SH	Sole	0	162012	0	0
PEPSICO INC	             COM	        713448108   2518     39100	PUT	Sole	0	0	0	0
PROCTER & GAMBLE CO	     COM 	        742718109   3109     50467	SH	Sole	0	50467	0	0
ROCK-TENN CO	             CL A	        772739207   2625     37855	SH	Sole	0	37855	0	0
SONY CORP	             ADR NEW	        835699307  10762    338100	CALL	Sole	0	0	0	0
SONY CORP	             ADR NEW	        835699307   1627     51100	PUT	Sole	0	0	0	0
SPDR GOLD TRUST	             GOLD SHS	        78463V107   5956     42587	SH	Sole	0	42587	0	0
SRA INTL INC	             CL A	        78464R105   3660    129066	SH	Sole	0	129066	0	0
STAPLES INC	             COM	        855030102   4913    252979	SH	Sole	0	252979	0	0
SYMANTEC CORP	             COM	        871503108   8254    445220	SH	Sole	0	445220	0	0
TECH DATA CORP	             COM	        878237106   6294    123749	SH	Sole	0	123749	0	0
TE CONNECTIVITY LTD          COM	        H84989104   1055    30300	SH	Sole	0	30300	0	0
TELLABS INC	             COM	        879664100   3560    679412	SH	Sole	0	679412	0	0
TESORO CORP	             COM	        881609101   1226     45685	SH	Sole	0	45685	0	0
THERMO FISHER SCIENTIFIC INC COM	        883556102   6143    110580	SH	Sole	0	110580	0	0
TOTAL S A	             SPONSORED ADR	89151E109   6110    100206	SH	Sole	0	100206	0	0
UNIVERSAL DISPLAY CORP	     COM 	        91347P105   6605    120000	CALL	Sole	0	0	0	0
UNIVERSAL DISPLAY CORP	     COM	        91347P105    826     15000	PUT	Sole	0	0	0	0
WAL MART STORES INC 	     COM	        931142103   3078     59139	SH	Sole	0	59139	0	0
WELLS FARGO & CO NEW	     COM	        949746101    379     12000	CALL	Sole	0	0	0	0
WONDER AUTO TECHNOLOGY INC   COM	        978166106   1355    250000	CALL	Sole	0	0	0	0
YAHOO INC	             COM	        984332106   3336    200000	SH	Sole	0	200000	0	0


S REPORT SUMMARY             58 DATA RECORDS                306768  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       3/31/11
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             58
               Total Records   			58
               Total Omitted                    0
Report Market Value x($1000)                	306768
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value